Segment Information (Segment Operating Information by Segment) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues		$ 584,333,000		$ 598,399,000		$ 600,672,000
Segment cost of revenues		(131,489,000)	[1]	(165,832,000)	[2]	(145,740,000)	[3]
Segment gross profit		452,844,000		432,567,000		454,932,000
SBC in cost of revenues	[4]			(1,000)		(17,000)
Gross profit		452,844,000		432,566,000		454,915,000
Operating expenses:
Product development		(247,507,000)	[1]	(255,214,000)	[2]	(279,686,000)	[3]
Sales and marketing		(188,983,000)	[1]	(235,802,000)	[2]	(213,423,000)	[3]
General and administrative		(71,705,000)	[1]	(50,982,000)	[2]	(48,425,000)	[3]
Goodwill impairment		(36,955,000)		0		0
SBC in operating expenses	[4]	(1,499,000)		31,000		(691,000)
Total operating expenses		(546,649,000)		(541,967,000)		(542,225,000)
Operating loss		(93,805,000)		(109,401,000)		(87,310,000)
Other income, net		16,550,000		22,144,000		35,746,000
Interest income		29,137,000		38,625,000		45,222,000
Exchange difference		(1,405,000)		464,000		692,000
Loss before income tax expense/(benefit)		(49,523,000)		(48,168,000)		(5,650,000)
Income tax benefit/(expense)		443,609,000		(52,070,000)		(60,420,000)
Net income/(loss) from continuing operations		394,086,000		(100,238,000)		(66,070,000)
Net income from discontinued operations		0		0		35,426,000
Net income/(loss)		394,086,000		(100,238,000)		(30,644,000)
Operating Segments [Member] | Sohu [Member]
Segment Reporting Information [Line Items]
Revenues		75,413,000		92,229,000		116,228,000
Segment cost of revenues		(58,189,000)	[1]	(75,019,000)	[2]	(78,858,000)	[3]
Segment gross profit		17,224,000		17,210,000		37,370,000
SBC in cost of revenues	[4]			(1,000)		(7,000)
Gross profit		17,224,000		17,209,000		37,363,000
Operating expenses:
Product development		(135,978,000)	[1]	(128,985,000)	[2]	(127,038,000)	[3]
Sales and marketing		(149,859,000)	[1]	(166,140,000)	[2]	(174,526,000)	[3]
General and administrative		(24,999,000)	[1]	(27,894,000)	[2]	(25,045,000)	[3]
Goodwill impairment		(36,955,000)		0
SBC in operating expenses	[4]	(6,000)		(72,000)		(89,000)
Total operating expenses		(347,797,000)		(323,091,000)		(326,698,000)
Operating loss		(330,573,000)		(305,882,000)		(289,335,000)
Operating Segments [Member] | Changyou [Member]
Segment Reporting Information [Line Items]
Revenues		508,920,000		506,170,000		484,709,000
Segment cost of revenues		(73,300,000)	[1]	(90,813,000)	[2]	(66,882,000)	[3]
Segment gross profit		435,620,000		415,357,000		417,827,000
SBC in cost of revenues	[4]			0		(10,000)
Gross profit		435,620,000		415,357,000		417,817,000
Operating expenses:
Product development		(111,529,000)	[1]	(126,229,000)	[2]	(152,911,000)	[3]
Sales and marketing		(39,124,000)	[1]	(69,662,000)	[2]	(38,899,000)	[3]
General and administrative		(46,706,000)	[1]	(23,088,000)	[2]	(23,380,000)	[3]
Goodwill impairment		0
SBC in operating expenses	[4]	(1,493,000)		103,000		(602,000)
Total operating expenses		(198,852,000)		(218,876,000)		(215,792,000)
Operating loss		236,768,000		196,481,000		202,025,000
Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues		0		0		(265,000)
Segment cost of revenues		0	[1]	0	[2]	0	[3]
Segment gross profit		0		0		(265,000)
SBC in cost of revenues	[4]			0		0
Gross profit		0		0		(265,000)
Operating expenses:
Product development		0	[1]	0	[2]	263,000	[3]
Sales and marketing		0	[1]	0	[2]	2,000	[3]
General and administrative		0	[1]	0	[2]	0	[3]
Goodwill impairment		0
SBC in operating expenses	[4]	0		0		0
Total operating expenses		0		0		265,000
Operating loss		$ 0		$ 0		$ 0

[1]	Total depreciation and amortization expenses of Sohu and Changyou were $15.8 million and $9.2 million, respectively, for the year ended December 31, 2025
[2]	Total depreciation and amortization expenses of Sohu and Changyou were $17.9 million and $9.6 million, respectively, for the year ended December 31, 2024.
[3]	Total depreciation and amortization expenses of Sohu and Changyou were $18.8 million and $11.4 million, respectively, for the year ended December 31, 2023.
[4]	“SBC” stands for share-based compensation expense.